                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05597

               Morgan Stanley Municipal Income Opportunities Trust (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2007

Date of reporting period: November 30, 2006

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

INCOME EARNED BY CERTAIN SECURITIES IN THE PORTFOLIO MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

FUND REPORT

For the six months ended November 30, 2006

MARKET CONDITIONS


The Federal Open Market Committee's (the "Fed") increase in the target federal funds rate in June was the last in a series of 17 consecutive rate increases over a two-year period. Slower economic growth and weaker consumer spending and housing data in the months that followed prompted the Fed to keep its target rate unchanged at 5.25 percent for the remainder of the fiscal period.

The change in the Fed's stance led to a rally in the municipal bond market, with long-term tax-exempt yields reaching record lows. Yields on 30-year AAA-rated municipal bonds declined from 4.55 percent at the beginning of the reporting period to 3.90 percent by the end of November 2006. In contrast, shorter-term municipal bond yields continued to reflect earlier Fed rate hikes and, as a result, remained relatively unchanged during the period. Representative yields on two-year AAA municipal bonds declined only 15 basis points during the period, from 3.60 percent to 3.45 percent. Accordingly, the spread between long-term and short-term municipal yields narrowed, causing the slope of the municipal yield curve to dramatically flatten. Many investors continued to favor the higher income of lower-quality bonds and as such, credit spreads remained tight. Credit spreads measure the additional yield investors require to assume more credit risk. When credit spreads tighten, lower-quality issues typically outperform high-grade issues.

Continued interest in the municipal market by institutional investors and non-traditional buyers, such as hedge funds and arbitrage accounts, strengthened demand for municipal bonds. Although municipal bond issuance in 2006 has lagged 2005's record pace, declining interest rates in the latter half of this year spurred a rebound in issuance. As a result, year-to-date new issue volume is only down 15 percent versus last year. Issuers in California, Texas, Florida, New York and Illinois accounted for about 40 percent of 2006 year-to-date underwriting volume. Volume of higher yielding, lower rated and non-rated municipal debt was significantly lower.

Strong demand helped municipal bond performance keep pace with that of Treasuries. The municipal-to-Treasury yield ratio measures the relative attractiveness of the two sectors. During the six-month reporting period, the 30-year municipal-to-Treasury yield ratio remained in the 85-to-87 percent range. In comparison, this ratio reached a high of 102 percent in 2005. A decline in this ratio indicates that municipals outperformed Treasuries while at the same time becoming richer (less attractive) on a relative basis.

PERFORMANCE ANALYSIS


For the six-month period ended November 30, 2006, the net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust (OIA) increased from $8.02 to $8.38 per share. Based on this change plus reinvestment of tax-free dividends totaling $0.27 per share, the Fund's total NAV return was 7.58 percent. OIA's value on the New York Stock Exchange (NYSE) moved from $8.76 to $9.36 per share during the same period. Based on this change plus reinvestment of dividends, the Fund's total market return was 10.01 percent. OIA's NYSE market price was at a
11.69 percent premium to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2006, declared in September, were unchanged at $0.045 per share. The dividend reflects the current level of the Fund's net investment income. OIA's level of undistributed net investment income was $0.129 per share on November 30, 2006 versus $0.137 per share six months earlier.(1) All holdings were accruing interest at the end/midpoint of the fiscal year.

During the reporting period, the Fund's interest-rate posture continued to reflect the anticipation of higher rates. As a result, at the end of November the Fund's option-adjusted duration* was conservatively positioned at 6.6 years. At the beginning of the period, this duration strategy helped total returns when interest rates rose but later tempered the Fund's total returns as rates declined.

The Fund invests primarily in higher yielding municipal bonds. Consistent with its focus on higher yielding securities, the Fund's exposure to below investment grade or non-rated issues was more than two-thirds of assets during the reporting period. This security mix had a positive impact on performance as high-yield municipal bonds outperformed investment grade issues. The decline in high-yield issuance, coupled with strong demand, served as catalysts to their outperformance. Another boost to the Fund's performance were five holdings, representing nearly 5 percent of net assets, that appreciated significantly when they were prerefunded. In addition, the sale of two multi-family mortgage issues owned since the Fund's inception and representing over 5 percent of the portfolio, produced a significant increase in asset value. Reflecting an ongoing commitment to diversification, the Fund's net assets of approximately $165 million were invested among 12 long-term sectors and 100 credits.

OIA's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

----------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND FUND SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(1) Income earned by certain securities in the portfolio may be subject to the federal alternative minimum tax (AMT).

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.

   TOP FIVE SECTORS
   Retirement & Life Care Facilities                   21.2%
   Tax Allocation                                      14.6
   Hospital                                            12.0
   IDR/PCR*                                            11.1
   Mortgage Revenue--Single Family                      9.8

   LONG-TERM CREDIT ANALYSIS
   Aaa/AAA                                              1.0%
   Aa/AA                                                6.4
   A/A                                                  1.5
   Baa/BBB                                             17.8
   Ba/BB                                                9.3
   N/R                                                 64.0

* Industrial Development/Pollution Control Revenue

Data as of November 30, 2006. Subject to change daily. All percentages for top five sectors are as a percentage of net assets and all percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

DISTRIBUTION BY MATURITY
(% of Long-Term Portfolio) As of November 30, 2006


WEIGHTED AVERAGE MATURITY: 21 YEARS(A)

0-5                                                                               14
6-10                                                                               7
11-15                                                                              5
16-20                                                                              9
21-25                                                                             17
26-30                                                                             34
31+                                                                               14

(a)  Where applicable maturities reflect mandatory tenders, puts and call dates.

     Portfolio structure is subject to change.

                       Geographic Summary of Investments
            Based on Market Value as a Percent of Total Investments

Alabama................     0.6%
Alaska.................     0.6
Arkansas...............     1.2
California.............     4.0
Colorado...............     5.2
Connecticut............     1.8
District of Columbia...     0.2
Florida................    12.4
Georgia................     1.3
Hawaii.................     2.0
Illinois...............     5.1
Indiana................     0.7
Iowa...................     0.9
Kansas.................     1.0
Kentucky...............     0.3
Maryland...............     2.2
Massachusetts..........     2.6
Michigan...............     0.4
Minnesota..............     1.0
Missouri...............     5.5
Nevada.................     3.3
New Hampshire..........     5.5
New Jersey.............     5.3
New York...............     8.8
North Carolina.........     1.3
North Dakota...........     0.9
Ohio...................     0.2
Pennsylvania...........     6.9
South Carolina.........     1.3
Tennessee..............     3.0
Texas..................     9.0
Vermont................     1.4
Virginia...............     4.3
Joint exemption*.......    (0.2)
                          -----
Total..................   100.0%
                          =====

---------------------

*   Joint exemptions have been included in each geographic location.

CALL AND COST (BOOK) YIELD STRUCTURE
(Based on Long-Term Portfolio) As of November 30, 2006


YEARS BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 6 YEARS

2007(a)                                                                           12
2008                                                                               8
2009                                                                              10
2010                                                                               4
2011                                                                               7
2012                                                                               8
2013                                                                               9
2014                                                                               7
2015                                                                              14
2016+                                                                             21

COST (BOOK) YIELD(B) -- WEIGHTED AVERAGE BOOK YIELD: 6.7%

2007(a)                                                                           7.7
2008                                                                              6.5
2009                                                                              6.3
2010                                                                              7.0
2011                                                                              7.2
2012                                                                              6.6
2013                                                                              6.6
2014                                                                              6.4
2015                                                                              7.1
2016+                                                                             5.9

(a)  May include issues initially callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 7.7% on 12% of the long-term portfolio that is callable in 2007.

     Portfolio structure is subject to change.

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (98.2%)
            General Obligation (1.8%)
$  1,000    Copperleaf Metropolitan District # 2, Colorado, Ser
              2006....................................................   5.95%   12/01/36   $  1,031,550
   2,000    Georgetown Special Taxing District, Connecticut, Ser 2006
              A (a)...................................................   5.125   10/01/36      2,016,000
                                                                                            ------------
--------
                                                                                               3,047,550
   3,000
                                                                                            ------------
--------
            Educational Facilities Revenue (2.8%)
     985    Bellalago Educational Facilities Benefits District,
              Florida, Bellalago Charter School Ser 2004 B............   5.80    05/01/34      1,034,605
     500    Maryland Industrial Development Financing Authority, Our
              Lady of Good Counsel High School Ser 2005 A.............   6.00    05/01/35        541,670
   1,000    Westchester County Industrial Development Agency, New
              York, Guiding Eyes for The Blind Inc Ser 2004...........   5.375   08/01/24      1,063,490
   2,000    Chattanooga Health Educational & Housing Facilities Board,
              Tennessee, Student Housing Refg Ser 2005 A..............   5.00    10/01/25      2,040,680
                                                                                            ------------
--------
                                                                                               4,680,445
   4,485
                                                                                            ------------
--------
            Hospital Revenue (12.0%)
   1,000    Colbert County -- Northwest Health Care Authority,
              Alabama, Helen Keller Hospital Ser 2003.................   5.75    06/01/27      1,060,230
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
              Impr & Refg Ser 1999 B..................................   5.625   09/01/28      2,073,480
     700    Salida, Hospital District, Colorado, Heart of the Rockies
              Regional Medical Center Ser 2006........................   5.25    10/01/36        722,477
   2,000    Hawaii Department of Budget & Finance, Kuakini Health
              2002 Ser A..............................................   6.375   07/01/32      2,216,600
   1,000    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002.......................................   6.125   08/01/31      1,093,470
     525    Washington County Hospital, Iowa, Ser 2006................   5.375   07/01/26        550,011
     600    Gaylord Hospital Financing Authority, Michigan, Otsego
              Memorial Hospital Ser 2004..............................   6.50    01/01/37        629,844
   1,500    St Paul Housing & Redevelopment Authority, Minnesota,
              HealthEast Ser 2005.....................................   6.00    11/15/35      1,674,420
   2,335    Henderson, Nevada, Catholic Health West 1998A Ser A.......   5.375   07/01/26      2,399,166
   1,500    New Hampshire Higher Educational & Health Facilities
              Authority, Littleton Hospital Assn Ser 1998 A...........   6.00    05/01/28      1,543,215
   2,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994.....................   7.25    07/01/27      2,058,880
     500    Fulton County Industrial Development Authority,
              Pennsylvania, Fulton County Medical Center Ser 2006.....   5.875   07/01/31        518,510
   1,000    Monroe County Hospital Authority, Pennsylvania, Pocono
              Medical Center Ser 2003.................................   6.00    01/01/43      1,091,060

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  1,000    Knox County Health, Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002....   6.50%   04/15/31   $  1,089,610
   1,000    Decatur Hospital Authority, Texas, Wise Regional Health
              Ser 2004 A..............................................   7.125   09/01/34      1,104,320
                                                                                            ------------
--------
                                                                                              19,825,293
  18,660
                                                                                            ------------
--------
            Industrial Development/Pollution Control Revenue (11.1%)
   1,000    Northern Tobacco Securitization Corporation, Alaska, Ser
              2006 A..................................................   5.00    06/01/46      1,017,830
   2,000    California County Tobacco Securitization Agency, Gold
              County Settlement Funding Corp Ser 2006.................   0.00    06/01/33        441,660
     260    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser
              1991 (AMT)++............................................  10.125   09/01/11        260,413
            New York City Industrial Development Agency, New York,
   2,000      7 World Trade Center LLC Ser 2005 A.....................   6.50    03/01/35      2,142,020
   2,000      American Airlines Inc Ser 2005 (AMT)....................   7.75    08/01/31      2,427,260
   1,500    TSASC Inc, New York, Tobacco Settlement Ser 2006-1........   5.125   06/01/42      1,548,990
   1,000    Nassau County Tobacco Settlement Corporation, New York,
              Ser 2006 A-3............................................   5.125   06/01/46      1,034,210
     250    Zanesville-Muskingum County Port Authority, Ohio, Anchor
              Glass Container Corp Ser 1989 B (AMT)...................  10.25    12/01/08        250,713
   2,620    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)...................................................   6.65    05/01/10      2,754,773
   1,000    Pennsylvania Economic Development Financing Authority,
              Reliant Energy Inc Ser 2001 A (AMT).....................   6.75    12/01/36      1,087,070
     350    Lexington County, South Carolina, Ellett Brothers Inc
              Refg Ser 1988...........................................   7.50    09/01/08        348,761
   1,000    Brazos River Authority, Texas, Texas Utilities Electric Co
              Refg Ser 1999 A (AMT)...................................   7.70    04/01/33      1,173,410
   1,000    Chesterfield County Industrial Development Authority,
              Virginia, Virginia Electric & Power Co Ser 1985.........   5.50    10/01/09      1,011,160
   2,700    Pittsylvania County Industrial Development Authority,
              Virginia, Multi-Trade LP Ser 1994 A (AMT)...............   7.45    01/01/09      2,741,688
                                                                                            ------------
--------
                                                                                              18,239,958
  18,680
                                                                                            ------------
--------
            Mortgage Revenue -- Multi-Family (1.9%)
   3,000    Brookhaven Industrial Development Agency, New York,
--------      Woodcrest Estates Ser 1998 A (AMT)......................   6.375   12/01/37      3,118,050
                                                                                            ------------
            Mortgage Revenue -- Single Family (9.8%)
            Colorado Housing & Finance Authority,
      55      1996 Ser B (AMT)........................................   7.65    11/01/26         55,957
     455      Ser 1998 D-2 (AMT)......................................   6.35    11/01/29        457,543
  17,360    New Hampshire Housing Finance Authority, Residential 1983
              Ser B...................................................   0.00    01/01/15      7,580,071

                       See Notes to Financial Statements
 8

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  3,520    Pennsylvania Housing Finance Agency, Ser 2006 96A
              (AMT)++.................................................   4.65%   10/01/31   $  3,550,351
   4,480    Pennsylvania Housing Finance Agency, Ser 2006 96A
              (AMT)++.................................................   4.70    10/01/37      4,518,629
                                                                                            ------------
--------
                                                                                              16,162,551
  25,870
                                                                                            ------------
--------
            Nursing & Health Related Facilities Revenue (8.9%)
            Escambia County, Florida,
   4,250      Pensacola Care Development Centers Ser 1989.............  10.25    07/01/11      4,264,153
     980      Pensacola Care Development Centers Ser 1989 A...........  10.25    07/01/11        983,263
   1,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Services Inc Ser 1999.......   6.75    04/01/34      1,044,100
   1,000    Pinellas County Health Facilities Authority, Florida, Oaks
              of Clearwater Ser 2004..................................   6.25    06/01/34      1,084,320
     515    Kentucky Economic Development Financing Authority, AHF/
              Kentucky-Iowa Inc Ser 2003..............................   6.50#   01/01/29        563,039
   1,675    Massachusetts Development Finance Agency, New England
              Center for Children Ser 1998............................   5.875   11/01/18      1,724,178
   1,000    Massachusetts Health & Educational Facilities Authority,
              The Learning Center for Deaf Children Ser C.............   6.125   07/01/29      1,028,620
   1,000    St Louis County Industrial Development Authority,
              Missouri, Pediatric Rehabilitation Center Ser 2003 A....   6.625   11/15/35      1,048,400
     700    New Jersey Economic Development Authority, Seashore
              Gardens Ser 2006........................................   5.375   11/01/36        709,912
     610    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999.....................   6.00    06/01/09        624,329
   1,500    Suffolk County Industrial Development Agency, New York,
              Medford Hamlet Ser 2006.................................   6.375   01/01/39      1,540,440
                                                                                            ------------
--------
                                                                                              14,614,754
  14,230
                                                                                            ------------
--------
            Recreational Facilities Revenue (5.0%)
   2,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A.................................   6.25    01/01/30      2,087,140
   1,000    San Diego County, California, San Diego Natural History
              Museum COPs.............................................   5.70    02/01/28      1,010,950
   1,000    Mashantucket (Western) Pequot Tribe, Connecticut, Special
              1997 Ser B (a)..........................................   5.75    09/01/27      1,027,400
   1,000    Maryland State Economic Development Corporation,
              Chesapeake Bay Conference Center Ser 2006 A.............   5.00    12/01/31      1,016,140
   1,000    New York Liberty Development Corporation, National Sports
              Museum Ser 2006 A.......................................   6.125   02/15/19      1,066,230
   2,000    Austin Convention Enterprises Inc, Texas, Convention
              Center Hotel Ser 2006 B (WI)............................   5.75    01/01/34      2,112,740
                                                                                            ------------
--------
                                                                                               8,320,600
   8,000
                                                                                            ------------
--------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
            Retirement & Life Care Facilities Revenue (21.2%)
$  1,000    Colorado Health Facilities Authority, Christian Living
              Communities Ser 2006 A..................................   5.75%   01/01/37   $  1,053,050
     500    Orange County Health Facilities Authority, Florida,
              Orlando Lutheran Towers Inc Ser 2005....................   5.70    07/01/26        522,640
   1,000    Hawaii Department of Budget & Finance, Kahala Nui
              2003 Ser A..............................................   8.00    11/15/33      1,172,100
            Illinois Finance Authority,
   1,000      Landing at Plymouth Ser 2005 A..........................   6.00    05/15/37      1,067,380
   1,000      Luther Oaks Ser 2006 A..................................   6.00    08/15/39      1,057,940
   1,650      Montgomery Place Ser 2006 A (WI)........................   5.75    05/15/38      1,708,311
   1,000    Iowa Finance Authority, Bethany Life Communities
              Refg Ser 2006 A.........................................   5.55    11/01/41      1,005,800
   1,500    Lenexa, Kansas, Lakeview Village -- Southridge Ser 2002
              C.......................................................   6.875   05/15/32      1,649,220
            Maryland Health & Higher Education Facilities Authority,
     500      Edenwald Ser 2006.......................................   5.40    01/01/31        531,700
   1,500      Mercy Ridge 2003 Ser A..................................   6.00    04/01/35      1,642,125
   1,500    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A..................................   5.75    07/01/23      1,560,150
   1,500    Kansas City Industrial Development Agency, Missouri,
              Bishop Spencer 2004 Ser A...............................   6.50    01/01/35      1,597,770
            New Jersey Economic Development Authority,
   1,000      Franciscan Oaks Ser 1997................................   5.70    10/01/17      1,024,270
     730      Lions Gate Ser 2005 A...................................   5.875   01/01/37        765,244
   1,000      The Presbyterian Home at Montgomery Ser 2001 A..........   6.375   11/01/31      1,066,490
   2,000      United Methodist Homes of New Jersey Ser 1998...........   5.125   07/01/25      1,977,480
            North Carolina Medical Care Commission,
   1,000      Given Estate Ser 2003 A.................................   6.50    07/01/32      1,085,660
   1,000      Presbyterian Homes Ser 2006.............................   5.50    10/01/31      1,045,520
   1,500    Grand Forks, North Dakota, 4000 Valley Square Ser 2006....   5.30    12/01/34      1,514,115
   1,500    Bucks County Industrial Development Authority,
              Pennsylvania, Ann's Choice Ser 2005 A...................   6.125   01/01/25      1,601,490
   1,000    Montgomery County Industry Development Authority,
              Pennsylvania, Whitemarsh Community Ser 2005.............   6.25    02/01/35      1,073,210
     750    South Carolina Jobs - Economic Development Authority,
              Wesley Commons Ser 2006.................................   5.30    10/01/36        767,205
            Shelby County Health, Educational & Housing Facilities
              Board, Tennessee,
     500      Trezevant Manor Ser 2006 A..............................   5.75    09/01/37        515,380
     500      Village at Germantown Ser 2006..........................   6.25    12/01/34        515,365
     750      Village at Germantown Ser 2003 A........................   7.25    12/01/34        812,670
   1,250    HFDC Central Texas Inc, Legacy at Willow Bend Ser 2006
              A.......................................................   5.75    11/01/36      1,289,013

                       See Notes to Financial Statements
 10

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE         VALUE
---------------------------------------------------------------------------------------------------------
$  1,000    Houston Health Facilities Authority, Texas, Buckingham
              Senior Living Community Ser 2004 A......................   7.125%  02/15/34   $  1,121,100
   1,000    Lubbock, Health Facilities Development Corporation, Texas,
              Carillon Senior Lifecare Ser 2005 A.....................   6.50    07/01/26      1,049,090
   2,000    Peninsula Ports Authority of Virginia, Virginia Baptist
              Homes
              Ser 2006 C..............................................   5.40    12/01/33      2,068,739
   1,000    Virginia Beach Development Authority, Virginia,
              Westminister-Canterbury Refg Ser 2005 A.................   5.25    11/01/26      1,031,930
                                                                                            ------------
--------
                                                                                              34,892,157
  33,130
                                                                                            ------------
--------
            Tax Allocation Revenue (14.6%)
   1,000    Poway Unified School District Community Facilities
              District #14, California, Ser 2006......................   5.25    09/01/36      1,030,670
   1,000    San Marcos Community Facilities District # 2002-01,
              California, University Commons Ser 2004.................   5.95    09/01/35      1,053,770
   1,000    Santa Ana Unified School District Community Facilities
              District # 2004-1, California, Central Park Ser 2005....   5.10    09/01/35      1,020,420
   2,000    Elk Valley Public Improvement Corporation, Colorado, Ser
              2001 A..................................................   7.35    09/01/31      2,144,820
   2,000    Northwest Metropolitan District #3, Colorado, Ser 2005....   6.25    12/01/35      2,144,260
   1,000    Southlands Metropolitan District #1, Colorado, Ser 2004...   7.125   12/01/34      1,116,050
   2,000    Beacon Lakes, Community Development District, Florida,
              Ser 2003 A..............................................   6.90    05/01/35      2,205,300
   1,000    Midtown Miami Community Development District, Florida,
              Parking Garage Ser 2004 A...............................   6.25    05/01/37      1,096,430
   1,000    Renaissance Commons Community Development District,
              Florida, 2005 Ser A.....................................   5.60    05/01/36      1,035,560
   2,000    Atlanta, Georgia, Eastside Ser 2005 B.....................   5.60    01/01/30      2,089,520
   1,000    Bolingbrook, Illinois, Sales Tax Ser 2005.................   0.00#   01/01/24        991,650
   2,000    Chicago, Illinois, Lake Shore East Ser 2002...............   6.75    12/01/32      2,180,240
     725    Lincolnshire, Illinois, Service Area No 1-Sedgebrook Ser
              2004....................................................   6.25    03/01/34        781,151
   2,000    Des Peres, Missouri, West County Center Ser 2002..........   5.75    04/15/20      2,069,340
   1,975    Las Vegas District # 808, Nevada, Summerlin Ser 2001......   6.75    06/01/21      2,052,716
   1,000    Myrtle Beach, South Carolina, Air Force Base Redevelopment
              Ser 2006 A..............................................   5.30    11/01/26      1,029,900
                                                                                            ------------
--------
                                                                                              24,041,797
  22,700
                                                                                            ------------
--------
            Transportation Facilities Revenue (1.6%)
   1,515    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover
              Refg Ser 1993 A (Ambac).................................   5.85    10/01/13      1,611,824
   1,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 2nd Tier Ser 2000..............................   7.375   01/01/40      1,042,780
                                                                                            ------------
--------
                                                                                               2,654,604
   2,515
                                                                                            ------------
--------

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                               COUPON   MATURITY
THOUSANDS                                                                RATE      DATE           VALUE
----------------------------------------------------------------------------------------------------------
            Refunded (7.5%)
$  1,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A.....................................   8.00%   01/01/10+    $  1,125,990
   1,000    New Jersey Economic Development Authority, Cedar Crest
              Village Inc Ser 2001 A..................................   7.25    11/15/11+       1,156,720
   1,000    Chester County Health & Education Facilities Authority,
              Pennsylvania, Jenner's Pond Inc Ser 2002................   7.625   07/01/12+       1,210,710
   3,850    Fenton, Missouri, Gravois Bluffs Redevelopment Ser 2001 A
              Refg....................................................   7.00    10/01/11+       4,453,757
   2,000    Austin Convention Enterprises Inc, Texas, Convention
              Center Hotel Ser 2000 B.................................   6.70    01/01/11+       2,124,900
   2,100    Vermont Economic Development Authority, Wake Robin Corp
              Ser 1999 A..............................................   6.75    03/01/09+       2,266,446
                                                                                              ------------
--------
                                                                                                12,338,523
  10,950
                                                                                              ------------
--------
 165,220    Total Tax-Exempt Municipal Bonds (Cost $152,317,366).........................      161,936,282
                                                                                              ------------
--------
            Convertible Bond (b) (0.4%)
            Airlines
     633    UAL Corp (Cost $633,080)..................................   5.00    02/01/21          710,442
                                                                                              ------------
--------
            Short Term Tax-Exempt Municipal Obligations (5.8%)
   4,600    Pinellas County Health Facilities Authority, Florida,
              Pooled Loan
              Ser 1985 (Ambac) (Demand 12/01/06)......................   3.65*   12/01/15        4,600,000
   1,800    Bell County Health Facilities Development Corporation,
              Texas, Scott & White Memorial Hospital Ser 2000 B-1
              (MBIA) (Demand 12/01/06)................................   3.65*   08/15/29        1,800,000
   3,200    North Central Texas Health Facilities Development
              Corporation, Presbyterian Medical Center Ser 1985 D
              (MBIA) (Demand 12/01/06)................................   3.61*   12/01/15        3,200,000
                                                                                              ------------
--------
   9,600    Total Short-Term Tax-Exempt Municipal Obligations (Cost $9,600,000)..........        9,600,000
                                                                                              ------------
--------
$175,453    Total Investments (Cost $162,550,446) (c)(d).........................              172,246,724
                                                                                              ------------
--------
            Floating Rate Note Obligation Related to Securities Held (-3.6%).....
  (6,000)   Note with interest rate of 3.55% at November 30, 2006 and contractual maturities of collateral ranging from 10/01/31 to 10/01/37 (see Note
            1D)++++ (Cost ($6,000,000))..........................................               (6,000,000)
                                                                                              ------------
$169,453    Total Net Investments (Cost $156,550,446)............................   100.8%     166,246,724
========
            Liabilities in Excess of Other Assets................................   (0.8)       (1,340,213)
                                                                                    -----     ------------
            Net Assets...........................................................   100.0%    $164,906,511
                                                                                    =====     ============

                       See Notes to Financial Statements
 12

Morgan Stanley Municipal Income Opportunities Trust
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

---------------------------------------------------

  AMT    Alternative Minimum Tax.
 COPs    Certificates of Participation.
  WI     Security purchased on a when-issued basis.
   *     Current coupon of variable rate demand obligation.
  ++     Underlying security related to inverse floater entered into by the Fund. (See Note 1D).
 ++++    Floating rate note obligation related to securities held.
         The interest rate shown reflects the rate in effect at
         November 30, 2006.
   +     Prerefunded to call date shown.
  ++     Joint exemption in locations shown.
   #     Security is a "step-up" bond where the coupon increases on a predetermined future date.
  (a)    Resale is restricted to qualified institutional investors.
  (b)    Taxable convertible bond issued in reorganization.
  (c)    Securities have been designated as collateral in an amount equal to $5,792,810, in connections with the purchase of
         when-issued securities.
  (d)    The aggregate cost for federal income tax purposes is
         $156,490,899. The aggregate gross unrealized appreciation is
         $9,783,892 and the aggregate gross unrealized depreciation is $28,067, resulting in net unrealized appreciation of
         $9,755,825.
Bond Insurance:
---------------
 Ambac   Ambac Assurance Corporation.
 MBIA    Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
November 30, 2006 (unaudited)

Assets:
Investments in securities, at value (cost $162,550,446).....  $172,246,724
Cash........................................................        24,374
Receivable for:
    Interest................................................     2,534,109
    Investments sold........................................        80,150
Prepaid expenses and other assets...........................        13,676
                                                              ------------
    Total Assets............................................   174,899,033
                                                              ------------
Liabilities:
Floating rate note obligations related to securities held...     6,000,000
Payable for:
    Investments purchased...................................     3,792,810
    Investment advisory fee.................................        76,002
    Administration fee......................................        12,160
    Transfer agent fee......................................         9,528
Accrued expenses and other payables.........................       102,022
                                                              ------------
    Total Liabilities.......................................     9,992,522
                                                              ------------
    Net Assets..............................................  $164,906,511
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................  $173,986,180
Net unrealized appreciation.................................     9,696,278
Accumulated undistributed net investment income.............     2,548,181
Accumulated net realized loss...............................   (21,324,128)
                                                              ------------
    Net Assets..............................................  $164,906,511
                                                              ============
Net Asset Value Per Share
19,685,043 shares outstanding (unlimited shares authorized
of $.01 par value)..........................................         $8.38
                                                              ============

                       See Notes to Financial Statements
 14

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended November 30, 2006 (unaudited)

Net Investment Income:
Interest Income.............................................  $ 5,725,327
                                                              -----------
Expenses
Investment advisory fee.....................................      402,098
Administration fee..........................................       64,336
Professional fees...........................................       33,679
Transfer agent fees and expenses............................       17,858
Shareholder reports and notices.............................       15,826
Listing fees................................................       12,557
Custodian fees..............................................        3,937
Trustees' fees and expenses.................................        2,814
Other.......................................................       16,322
                                                              -----------
    Total Expenses..........................................      569,427

Less: expense offset........................................       (3,927)
                                                              -----------
    Net Expenses............................................      565,500
                                                              -----------
    Net Investment Income...................................    5,159,827
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Loss on:
Investments.................................................   (9,515,987)
Futures contracts...........................................      (80,653)
                                                              -----------
    Net Realized Loss.......................................   (9,596,640)
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   16,747,974
Futures contracts...........................................      (17,647)
                                                              -----------
    Net Appreciation........................................   16,730,327
                                                              -----------
    Net Gain................................................    7,133,687
                                                              -----------
Net Increase................................................  $12,293,514
                                                              ===========

                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                 FOR THE SIX      FOR THE YEAR
                                                                MONTHS ENDED         ENDED
                                                              NOVEMBER 30, 2006   MAY 31, 2006
                                                              -----------------   ------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................    $  5,159,827      $ 10,672,776
Net realized gain (loss)....................................      (9,596,640)           29,575
Net change in unrealized appreciation/depreciation..........      16,730,327           131,023
                                                                ------------      ------------
    Net Increase............................................      12,293,514        10,833,374

Dividends to shareholders from net investment income........      (5,314,893)      (10,435,062)

Decrease from transactions in shares of beneficial
  interest..................................................        --                 (64,710)
                                                                ------------      ------------
    Net Increase............................................       6,978,621           333,602
Net Assets:
Beginning of period.........................................     157,927,890       157,594,288
                                                                ------------      ------------
End of Period
(Including accumulated undistributed net investment income
of $2,548,181 and $2,703,247, respectively).................    $164,906,511      $157,927,890
                                                                ============      ============

                       See Notes to Financial Statements
 16

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on June 22, 1988 and commenced operations on September 19, 1988.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

D. Floating Rate Note Obligations Related to Securities Held -- The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trust's assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts funds the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as trust liabilities under the caption "floating rate note obligations" on the "Statement of Assets and Liabilities". The Fund records the interest income from the fixed rate bonds under the caption "Interest Income" and records the expenses related to floating rate note obligations and any administrative expense of the dealer trusts under the caption "Interest and residual trust expenses" in the Fund's "Statement of Operations". The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At November 30, 2006, Fund investments with a value of $8,068,980 are held by the Dealer Trusts and serve as collateral for the $6,000,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at November 30, 2006 are presented in the "Portfolio of Investments".

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.08% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2006 aggregated $31,942,570 and $31,178,255, respectively. Included in the aforementioned transactions are sales of $1,278,335 with other Morgan Stanley funds including net realized gains of $49,277.

Morgan Stanley Trust, an affiliate of the Investment Adviser and Administrator, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended November 30, 2006 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,558. At November 30, 2006, the Fund had an accrued pension liability of $62,746 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, May 31, 2005.......................................  19,693,243   $196,932    $174,267,222
Treasury shares purchased and retired (weighted average
  discount 0.54%*)..........................................      (8,200)       (82)        (64,628)
Reclassification due to permanent book/tax differences......      --          --           (413,264)
                                                              ----------   --------    ------------
Balance, May 31, 2006 and November 30, 2006.................  19,685,043   $196,850    $173,789,330
                                                              ==========   ========    ============

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

The Fund declared the following dividend from net investment income:

   DECLARATION       AMOUNT          RECORD             PAYABLE
       DATE         PER SHARE         DATE               DATE
------------------  ---------   ----------------   -----------------
September 26, 2006   0.045      December 8, 2006   December 22, 2006
December 26, 2006    0.045      January 5, 2007    January 19, 2007
December 26, 2006    0.045      February 9, 2007   February 23, 2007
December 26, 2006    0.045       March 9, 2007      March 23, 2007

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2006, the Fund had a net capital loss carryforward of $11,456,366 of which $87,017 will expire on May 31, 2008, $4,628,820 will expire on May 31, 2009, $1,864,080 will

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

expire on May 31, 2011 and $4,876,449 will expire on May 31, 2013 to offset future capital gains to the extent provided by regulations.

As of May 31, 2006, Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), book amortization of discounts on debt securities, mark-to-market of open futures contracts and interest on bonds in default.

7. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent and custodian.

8. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Fund in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. Leverage may cause the Fund's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Fund's portfolio securities. The use of leverage may also cause the Fund to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies

Morgan Stanley Municipal Income Opportunities Trust
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2006 (UNAUDITED) continued

the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 for the fiscal year ending 2008 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Morgan Stanley Municipal Income Opportunities Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                            FOR THE SIX                    FOR THE YEAR ENDED MAY 31
                                           MONTHS ENDED      ------------------------------------------------------
                                         NOVEMBER 30, 2006     2006       2005       2004       2003         2002
                                         -----------------   --------   --------   --------   --------     --------
                                            (unaudited)
Selected Per Share Data:

Net asset value, beginning of the
 period................................         $8.02           $8.00      $7.67      $7.91      $7.88        $8.03
                                                -----           -----      -----      -----      -----        -----

Income (loss) from investment
 operations:
    Net investment income*.............          0.26            0.54       0.53       0.52       0.54         0.55
    Net realized and unrealized gain
    (loss).............................          0.37            0.01       0.29      (0.26)      0.04        (0.13)
                                                -----           -----      -----      -----      -----        -----

Total income from investment
 operations............................          0.63            0.55       0.82       0.26       0.58         0.42
                                                -----           -----      -----      -----      -----        -----

Less dividends from net investment
 income................................         (0.27)          (0.53)     (0.50)     (0.50)     (0.55)       (0.57)
                                                -----           -----      -----      -----      -----        -----

Anti-dilutive effect of acquiring
 treasury shares*......................            --              --       0.01         --         --           --
                                                -----           -----      -----      -----      -----        -----

Net asset value, end of period.........         $8.38           $8.02      $8.00      $7.67      $7.91        $7.88
                                                =====           =====      =====      =====      =====        =====

Market value, end of period............         $9.36           $8.76      $7.97      $7.09      $7.76        $8.08
                                                =====           =====      =====      =====      =====        =====

Total Return+..........................         10.01%(1)       17.04%     20.12%     (2.34)%     3.09%        1.42%

Ratios to Average Net Assets:
Total expenses (before expense
 offset)...............................          0.71%(2)        0.71%      0.83%      0.94%      0.93%(3)     0.92%

Net investment income..................          6.42%(2)        6.78%      6.76%      6.63%      6.85%        6.92%

Supplemental Data:
Net assets, end of period, in
 thousands.............................      $164,907        $157,928   $157,594   $156,265   $164,208     $165,019

Portfolio turnover rate................            17%(1)          19%        12%        10%         8%           7%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                                                                              23
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust
REVISED INVESTMENT POLICY (UNAUDITED)

THE TRUSTEES APPROVED THE FOLLOWING INVESTMENT POLICY:

INTEREST RATE TRANSACTIONS. The Fund may enter into interest rate swaps and may purchase or sell interest rate caps, floors and collars. The Fund expects to enter into these transactions primarily to manage interest rate risk, hedge portfolio positions and preserve a return or spread on a particular investment or portion of its portfolio. The Fund may also enter into these transactions to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund does not intend to use these transactions as speculative investments and will not enter into interest rate swaps or sell interest rate caps or floors where it does not own or have the right to acquire the underlying securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed-rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate floor. An interest rate collar combines the elements of purchasing a cap and selling a floor. The collar protects against an interest rate rise above the maximum amount but foregoes the benefit of an interest rate decline below the minimum amount.

The Fund may enter into interest rate swaps, caps, floors and collars on either an asset-based or liability-based basis, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and the Fund segregates an amount of cash and/or liquid securities having an aggregate net asset value at least equal to the accrued excess. If the Fund enters into an interest rate swap on other than a net basis, the Fund would segregate the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. Interest rate transactions do not constitute senior securities under the 1940 Act when the Fund segregates assets to cover the obligations under the transactions. The Fund will enter into interest rate swap, cap or floor transactions only with counterparties approved by the Fund's Board of Trustees. The Adviser will monitor the creditworthiness of counterparties to the Fund's interest rate swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. To the extent the Fund sells (i.e., writes) caps, floors and collars, it will segregate cash and/or liquid securities having an aggregate net asset value at least

Morgan Stanley Municipal Income Opportunities Trust
REVISED INVESTMENT POLICY (UNAUDITED) continued

equal to the full amount, accrued on a daily basis, of the Fund's net obligations with respect to the caps, floors or collars. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Adviser is incorrect in its forecasts of the market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not used. The use of interest rate swaps, caps, collars and floors may also have the effect of shifting the recognition of income between current and future periods.

These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income
Opportunities Trust

Semiannual Report
November 30, 2006

[MORGAN STANLEY LOGO]

OIASAN-RA07-0001OP-Y11/06

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports covering periods ending on or after December 31, 2005.

Item 9. Closed-End Fund Repurchases

                    REGISTRANT PURCHASE OF EQUITY SECURITIES

                                                                                              (d) Maximum Number (or
                                                               (c) Total Number of Shares    Approximate Dollar Value)
                        (a) Total Number   (b) Average Price     (or Units) Purchased as     of Shares (or Units) that
                          of Shares (or      Paid per Share    Part of Publicly Announced   May Yet Be Purchased Under
Period                  Units) Purchased       (or Unit)            Plans or Programs          the Plans or Programs
------                  ----------------   -----------------   --------------------------   --------------------------
June 1, 2006 ---
June 30, 2006                  --                  --                      N/A                          N/A

July 1, 2006 ---
July 31,2006                   --                  --                      N/A                          N/A

August 1, 2006 ---
August 31, 2006                --                  --                      N/A                          N/A

September 1, 2006 ---
September 31, 2006             --                  --                      N/A                          N/A

October 1, 2006 ---
October 31, 2006               --                  --                      N/A                          N/A

November 1, 2006 ---
November 30, 2006              --                  --                      N/A                          N/A

Total                          --                  --                      N/A                          N/A

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC") rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. The Fund's principal executive officer and principal financial officer have also concluded that the Fund's disclosure controls and procedures designed to ensure that information required to be disclosed by the Fund in this Form N-CSR is accumulated and communicated to the Fund's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Fund has determined that as of and prior to November 30, 2006, the Fund's fiscal semiannual period, the Fund had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." Since November 30, 2006, and prior to the issuance of the Fund's semiannual report, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfers of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over similar time periods had been accounting for such investments in a similar manner as the Fund. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. There was no impact to the net asset value of the Fund's shares or the Fund's total return for any period as a result of the changes in financial reporting of such investments.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting. However, as discussed above, subsequent to November 30, 2006, the Fund's internal control over financial reporting was revised.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income
Opportunities Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
January 18, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
January 18, 2007


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
January 18, 2007